Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment [Abstract]
Property and Equipment

Note 3 - Property and Equipment

Property and equipment at December 31, 2010 and 2011 are comprised of the following (in thousands):

	2010	2011
Furniture and fixtures	$873	$832
Machinery and equipment	5,402	5,374
Computer equipment and software	1,216	1,191
Leasehold improvements	4,285	4,285
	11,776	11,682
Less accumulated depreciation and amortization	8,081	9,253
Net property and equipment	$3,695	$2,429